Other liabilities and provisions	6 Months Ended
Jun. 30, 2023
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	6/30/2023	12/31/2022

	(€ in thousands)
Accruals for vacation and overtime	458	294
Liabilities from payroll	309	301
Customers with a credit balance	236	22
Employee bonus	235	623
Liabilities from VAT	183	164
Accruals for commissions	108	21
Accruals for compensation of Supervisory board	105	180
Management compensation	86	167
Accruals for licenses	23	46
Others	200	171
Other liabilities	1,943	1,989

Accrual for warranty	390	358
Accruals for management compensation	288	192
Labour dispute	11	114
Provisions	689	664

Total	2,632	2,653